Shareholder Report, Average Annual Return (Details) 74200026400_Franklin Moderate Allocation Fund_Class A_TSR Annual {Class A}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		8.68%	5.55%	7.10%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		15.03%	6.75%	7.70%
MSCI All Country World Index-NR_ [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		22.34%	11.19%	11.72%
Linked Franklin Moderate Allocation Fund Benchmark-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Linked Franklin Moderate Allocation Fund Benchmark-NR†
Average Annual Return, Percent	[1]	16.71%	5.91%	7.72%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Multiverse Index
Average Annual Return, Percent		8.42%	(1.87%)	1.50%

[1]
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.